Management of Financial Risks - Exchange rates (Details)	12 Months Ended
	Dec. 31, 2024 € / shares ₪ / € $ / € $ / €	Dec. 31, 2023 $ / € ₪ / € $ / €	Dec. 31, 2022 ₪ / € $ / € $ / €
Foreign exchange risk
Closing rate	1.0389	1.103765
NIS
Foreign exchange risk
Closing rate | ₪ / €	3.7885	3.97763	3.7824
Average rate | ₪ / €	4.0067	3.9896	3.5344
AUD
Foreign exchange risk
Closing rate	1.6772	1.62033	1.5763
Average rate	1.63971	1.63002	1.5143
USD
Foreign exchange risk
Closing rate	1.0389	1.10377	1.0727
Average rate	1.08238	1.08242	1.0517